Summary on Exchange Rates Applied (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Renminbi and United States Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
HKD:USD	7.0789	7.1884	7.0827
HKD:USD	7.0593	7.1887	7.0467
Hong Kong Dollar and United States Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
HKD:USD	7.7818	7.7625	7.8157
HKD:USD	7.7818	7.7625	7.8284